Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Dunham Loss Averse Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%
1 Year	rr_ExpenseExampleYear01	$ 948
3 Years	rr_ExpenseExampleYear03	1,707
5 Years	rr_ExpenseExampleYear05	2,482
10 Years	rr_ExpenseExampleYear10	4,491
Dunham Loss Averse Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
1 Year	rr_ExpenseExampleYear01	470
3 Years	rr_ExpenseExampleYear03	1,414
5 Years	rr_ExpenseExampleYear05	2,363
10 Years	rr_ExpenseExampleYear10	4,763
Dunham Loss Averse Equity Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%
1 Year	rr_ExpenseExampleYear01	371
3 Years	rr_ExpenseExampleYear03	1,129
5 Years	rr_ExpenseExampleYear05	1,906
10 Years	rr_ExpenseExampleYear10	$ 3,941
Dunham Loss Averse Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Dunham Loss Averse Equity Income Fund

Class A (DAAVX)

Class C (DCAVX)

Class N (DNAVX)

Supplement dated September 25, 2014 to the Prospectus dated February 28, 2014

The following supersedes any contrary information contained in the current Prospectus and Summary Prospectus.

Effective October 1, 2014, Mellon Capital Management Corporation (Mellon or Sub-Adviser) replaces PVG Asset Management Corporation (PVG) as sub-adviser to the Dunham Loss Averse Equity Income Fund, which will be re-named the Dunham Dynamic Macro Fund (the Fund). Also, effective October 1, 2014, the index used to calculate the Sub-Advisers performance fee is the IndexIQ IQ Hedge Global Macro Beta Index.

Reference is made to the section entitled Fees and Expenses of the Fund located on page 17 of the Prospectus and page 1 of the Summary Prospectus. The table describing the expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Supplement [Text Block]	cik0001420040_ExpenseExampleSupplementTextBlock	The table under the sub-heading Example that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:

[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2014. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 75 bps (0.75%) and can range from 0.40% to 1.10%, depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.